OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
OPERATING SEGMENT INFORMATION
OPERATING SEGMENT INFORMATION

NOTE 44 – OPERATING SEGMENT INFORMATION

The Company’s business segments disclosed separately are:

●	Generation, whose activities consist of the generation of electricity and the sale of energy to distribution companies and to free consumers, and commercialization.
●	Transmission, whose activities consist of the transmission of electricity; and
●	Management, whose activities mainly represent the cash management of the Company, the management of the compulsory loan and the management in SPEs, whose monitoring and management is done differently from corporate investments.

The consolidated information by business segment, corresponding to the years ended December 31, 2021 and 2020, is as follows:

	12/31/2021
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	368,517	21,964,238	15,731,910	(448,424)	37,616,241
Operational costs	(54,046)	(9,247,244)	(3,089,194)	429,435	(11,961,049)
Operating expenses	(18,035,403)	(1,665,498)	(859,629)	18,989	(20,541,541)
Regulatory Remeasurements - Transmission Contracts	—	—	4,858,744	—	4,858,744
Operating Result Before the Financial Result	(17,720,932)	11,051,496	16,641,831	—	9,972,395
Financial Result					(2,056,339)
Result of Solitary Participations					1,867,546
Other income and expenses					1,210,754
Current and deferred income tax and social contribution					(5,280,723)
Net Income for the Year					5,713,633

	12/31/2020
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	305,324	18,708,084	10,438,928	(371,823)	29,080,513
Operational costs	(255,702)	(10,085,165)	(3,435,658)	349,505	(13,427,020)
Operating expenses	(8,982,617)	(2,747,007)	(1,237,270)	22,318	(12,944,576)
Regulatory Remeasurements - Transmission Contracts	—	—	4,228,338	—	4,228,338
Operating Result Before the Financial Result	(8,932,995)	5,875,912	9,994,338	—	6,937,255
Financial Result					(1,671,646)
Result of Solitary Participations					1,670,903
Other income and expenses					16,134
Current and deferred income tax and social contribution					(565,333)
Net Income for the Year					6,387,313

	12/31/2019
	Administration	Generation	Transmission	Eliminations	Total
Net Operating Revenue	194,692	19,833,995	9,401,275	(387,833)	29,042,129
Operating expenses	(2,853,044)	(13,221,471)	(4,754,661)	387,833	(20,441,343)
Operating Result Before the Financial Result	(2,658,352)	6,612,524	4,646,614	—	8,600,786
Financial Result					(2,448,786)
Result of Solitary Participations					1,041,071
Other income and expenses					24,715
Current and deferred income tax and social contribuition					630,659
Net income for the Year					7,848,445

The elimination column presents the adjustments made between the Company’s segments, reconciling the balances disclosed by each segment. There are no reconciliations arising from differences in accounting practice.

Net operating revenue, after eliminations, by segment:

	12/31/2021
	Generation	Transmission	Administration	Total
Power supply for distribution companies	15,261,475	—	—	15,261,475
Power supply for end consumers	3,334,527	—	—	3,334,527
CCEE	3,090,100	—	—	3,090,100
O&M Revenue	4,220,474	5,967,866	—	10,188,340
Revenue from construction of renewed plants	82,205	1,535,840	—	1,618,045
Financial effect of Itaipu	65,831	—	—	65,831
Contractual revenue	—	9,946,626	—	9,946,626
Other operating income	462,473	73,371	390,062	925,906
Deduction from operating income	(4,774,857)	(1,999,218)	(40,534)	(6,814,609)
Total net operating income	21,742,228	15,524,485	349,528	37,616,241

	12/31/2020
	Generation	Transmission	Administration	Total
Power supply for distribution companies	14,425,819	—	—	14,425,819
Power supply for end consumers	2,661,499	—	—	2,661,499
CCEE	1,176,156	—	—	1,176,156
O&M Revenue	3,982,409	5,443,107	—	9,425,516
Revenue from construction of renewed plants	37,800	778,202	—	816,002
Financial effect of Itaipu	(13,566)	—	—	(13,566)
Contractual revenue	—	6,026,214	—	6,026,214
Other operating income	306,877	79,557	324,157	710,591
Deduction from operating income	(4,218,416)	(1,888,152)	(41,150)	(6,147,718)
Total net operating income	18,358,578	10,438,928	283,007	29,080,513

	12/31/2019
	Generation	Transmission	Administration	Total
Power supply for distribution companies	15,870,784	—	—	15,870,784
Power supply for end consumers	2,282,200	—	—	2,282,200
CCEE	1,353,218	—	—	1,353,218
O&M Revenue	3,549,019	4,927,283	—	8,476,302
Revenue from construction of renewed plants	49,353	747,897	—	797,250
Financial effect of Itaipu	269,432	—	—	269,432
Contractual revenue	—	5,857,486	—	5,857,486
Other operating income	—	—	—	—
Deduction from operating income	—	—	—	—
Total net operating income	23,374,006	11,532,666	—	34,906,672

Intersegment Revenue

	12/31/2021
	Administration	Generation	Total
Power supply (sale) for the generation segment	—	222,010	222,010
Generation segment interest income	63,628	—	63,628
Transmission segment interest income	212,976	—	212,976
Total	276,604	222,010	498,614

	12/31/2020
	Administration	Generation	Total
Power supply (sale) for the generation segment	—	349,505	349,505
Generation segment interest income	173,163	—	173,163
Transmission segment interest income	361,959	—	361,959
Total	535,122	349,505	884,627

	12/31/2019
	Administration	Generation	Total
Power supply (sale) for the generation segment	—	349,374	349,374
Generation segment interest income	877,512	—	877,512
Transmission segment interest income	373,220	—	373,220
Total	1,250,732	349,374	1,600,106

Non-current assets by segment

	12/31/2021
	Administration	Generation	Transmission	Total
Fixed Assets	1,726,464	31,641,517	—	33,367,981
Intangible Assets	517,240	4,472,844	2,092	4,992,176
Total	2,243,704	36,114,361	2,092	38,360,157

	12/31/2020
	Administration	Generation	Transmission	Total
Fixed	1,555,229	31,107,683	—	32,662,912
Intangible	354,540	294,318	2,092	650,950
Total	1,909,769	31,402,001	2,092	33,313,862

	12/31/2019
	Administration	Generation	Transmission	Total
Fixed	1,545,786	31,770,088	—	33,315,874
Intangible	553,008	99,941	2,092	655,041
Total	2,098,794	31,870,029	2,092	33,970,915

Items that do not affect cash by segment

	12/31/2021
	Administration	Generation	Total
Depreciation and amortization	135,619	1,945,840	2,081,459
Constitution (reversal) of onerous contract	—	(16,219)	(16,219)
Provision for recoverable value of assets (impairment)	—	475,406	475,406
Total	135,619	2,405,027	2,540,646

	12/31/2020
	Administration	Generation	Transmission	Total
Depreciation and Amortization	105,866	1,757,003	—	1,862,869
Establishment (Reversion) of Onerous Agreement	—	93,112	(4,059)	89,053
Provision for recoverable value of assets (impairment)	(62,498)	(379,166)	—	(441,664)
Total	43,368	1,470,949	(4,059)	1,510,258

	12/31/2019
	Administration	Generation	Total
Depreciation and Amortization	251,545	1,555,884	1,807,429
Establishment (Reversion) of Onerous Agreement	—	179,003	179,003
Provision for recoverable value of assets (impairment)	—	121,581	121,581
Total	251,545	1,856,468	2,108,013

Accounting policy

Operating segments of the Company are defined as components:

a)that carry out activities from which they can earn income and incur expenses;

b) whose operating results are regularly reviewed by Management to make decisions about the resources to be allocated to the segments and evaluate their performance; and

c) for which financial information is available.

When calculation of segmented results, transactions with third parties, including jointly controlled and associated companies, and transfers between segments are considered. Transactions between operating segments are determined by prices and conditions defined between the parties, which take into account the terms applied to transactions with unrelated parties, and these transactions are eliminated, outside the operating segments, for the purpose of reconciling the segmented information with the consolidated financial statements of the Company.